Note 37 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 29,839	$ 28,168	[1]
Non-current assets	113,714	97,525	[1]
Current liabilities	(9,350)	(12,198)	[1]
Non-current liabilities	(8,957)	(34,687)	[1]
Non-controlling interests	16,302	8,345	[1]
Revenue	75,826	68,399	[2]	$ 69,762	[2]
Profit after tax	50,401	13,756	[2]	11,896	[2]
Total comprehensive income	48,341	13,080	[2]	12,269	[2]
Profit allocated to NCI	8,383	2,990	[2]	2,512	[2]
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	21,386	19,107		15,559
Non-current assets	115,610	98,700		82,798
Current liabilities	(8,630)	(13,200)		(16,232)
Non-current liabilities	(9,085)	(33,043)		(23,041)
Net assets	119,281	71,564		59,084
Non-controlling interests	16,302	8,345		5,944
Revenue	75,826	68,399		69,762
Profit after tax	51,746	18,456		15,506
Total comprehensive income	51,746	18,456		15,506
Profit allocated to NCI	8,383	2,990		2,512
Dividend to NCI	$ (426)	$ (589)		$ (406)

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.